Right-of-use assets and lease liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and lease liabilities
Beginning balance	R$ 2,808	R$ 4,816
Lease payments	(2,505)	(1,995)	R$ (2,884)
Interest paid	(327)	(327)
Lease termination	(1,180)	(63)
Remeasurements and new contracts	3,438	0
Interest	586	377	512
Ending balance	2,820	2,808	4,816
Current	1,511	2,056	1,992
Non-current	R$ 1,309	R$ 752	R$ 2,824